Note 2 - Summary of Significant Accounting Policies (Details Textual)		12 Months Ended
	Aug. 01, 2016 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Debt Securities, Available-for-Sale, Accrued Interest, after Allowance for Credit Loss		$ 4,000
Impairment of Federal Home Loan Bank Stock		0	$ 0
Financing Receivable, Accrued Interest, after Allowance for Credit Loss		$ 3,800,000	$ 4,000,000
Financing Receivable, Number of Portfolios		8
Number of Properties, Other Real Estate		1	0
Other Real Estate		$ 360,000	$ 0
Amortization of Mortgage Servicing Rights (MSRs)		95,000	69,000
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued		0
Mortgage Servicing Rights [Member]
Servicing Asset		$ 619,000	$ 404,000
Signature Insurance Services, LLC [Member]
Payments to Acquire Businesses, Gross	$ 1,000,000
Goodwill, Acquired During Period	515,000
Signature Insurance Services, LLC [Member] | Other Intangible Assets [Member]
Finite-lived Intangible Assets Acquired	$ 485,000
Finite-Lived Intangible Asset, Useful Life (Year)	10 years
Minimum [Member]
Property, Plant and Equipment, Useful Life (Year)		3 years
Maximum [Member]
Property, Plant and Equipment, Useful Life (Year)		39 years
Credit Concentration Risk [Member] | Loans Sold [Member]
Number of Investors		1
Percentage of Loans Sold From Mortgage Loans Held for Sale		25.00%
Percentage Gains on Loans Sold From Mortgage Loans Held for Sale		25.00%